Due to target company (Greenland) (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)	Jan. 31, 2026	Nov. 24, 2025	Sep. 09, 2025
Due to target company	$ 100,000		$ 100,000
Greenland amount		$ 200,000
Greenland amount issued		$ 89,740